Subsidiaries - Summary of Subsidiaries with Material Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021
Disclosure of subsidiaries [line items]
Cumulative amount of noncontrolling interests	¥ 1,120,038	¥ 52,778	¥ 43,996
Current assets	4,171,184	5,535,208	4,715,017
Non-current assets	20,795,882	24,945,759	22,792,826
Current liabilities	6,149,340	8,760,150	7,353,604
Non-current liabilities	¥ 12,823,250	¥ 14,523,568	¥ 13,429,900
Sony Financial Holdings Inc With Material Non controlling interests
Disclosure of subsidiaries [line items]
Shareholding ratio of noncontrolling interests	34.90%
Cumulative amount of noncontrolling interests	¥ 1,074,469
Current assets	1,124,209
Non-current assets	16,809,378
Current liabilities	3,406,291
Non-current liabilities	¥ 11,470,701